Contingent Liabilities and Financial Commitments - Performance Guarantees - Additional Information (Details) - Croatia - TDR - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2015
Disclosure Of Commitments And Contingencies [Line Items]
Performance guarantees period under acquisition		5 years
Maximum exposure under guarantees	£ 42,000,000